Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Cash and cash equivalents

The following represents the Company’s cash, cash equivalents and restricted cash as of September 30, 2021 and December 31, 2020 ($ in millions):

	September 30,	December 31,
	2021	2020
Cash and cash equivalents	$319.4	$570.8
Restricted cash	0.2	0.6
Total cash, cash equivalents and restricted cash	$319.6	$571.4

The following represents the Company’s cash, cash equivalents and restricted cash as of December 31, 2020 and 2019, ($ in millions).

	December 31,
	2020	2019
Cash and cash equivalents	$570.8	$270.0
Restricted cash	0.6	0.3
Total cash, cash equivalents and restricted cash	$571.4	$270.3

Restricted cash

The following represents the Company’s cash, cash equivalents and restricted cash as of September 30, 2021 and December 31, 2020 ($ in millions):

	September 30,	December 31,
	2021	2020
Cash and cash equivalents	$319.4	$570.8
Restricted cash	0.2	0.6
Total cash, cash equivalents and restricted cash	$319.6	$571.4

The following represents the Company’s cash, cash equivalents and restricted cash as of December 31, 2020 and 2019, ($ in millions).

	December 31,
	2020	2019
Cash and cash equivalents	$570.8	$270.0
Restricted cash	0.6	0.3
Total cash, cash equivalents and restricted cash	$571.4	$270.3

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets at the following rates:

Years
Computers and electronic equipment	3
Furniture and equipment	6
Leasehold improvements	Shorter of lease term or useful life

Property and equipment, net consists of the following ($ in millions):

	December 31,
	2020	2019
Computer equipment and software	$4.8	$1.9
Leasehold improvements	2.2	1.2
Furniture and equipment	1.1	0.7
	8.1	3.8
Accumulated depreciation	(2.4)	(0.7)
Property and equipment, net	$5.7	$3.1